Document and Entity Information	May 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001524472
Document Type	8-K
Document Period End Date	May 29, 2026
Entity Registrant Name	XYLEM INC.
Entity Incorporation State Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, Address Line One	301 Water Street SE
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20003
City Area Code	(202)
Local Phone Number	869-9150
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false